Income tax expense (Details 1)	Dec. 31, 2015 CAD
Income Tax Expense Details 1
Non-capital / operating loses carried forward (expiration dates 2030 to 2035)	CAD 18,892,000
Canadian resource pool deductions	5,627,000
Capital cost allowance and financing costs deductible	4,845,000
Deferred income tax assets	CAD 29,364,000